Concentrations of Credit Risk and Major Customers (Tables)	12 Months Ended
Mar. 31, 2023
Risks and Uncertainties [Abstract]
Schedule of accounts receivable
	Percentage of accounts receivable
	2022	2023
	%	%

Customer B	23.3	31.7
Customer A	30.3	30.2
Customer D	12.5	14.5
Customer C	22.0	14.1

Four largest receivable balances	88.1	90.5

Schedule of revenue by major customers by reporting segments
	Year ended March 31,
	2021	2022	2023
	%	%	%

Customer B (note a)	46.6	33.4	35.3
Customer C (note b)	25.9	26.5	33.0
Customer D (note a)	15.3	16.7	16.5
Customer E (note a)	***	***	10.0
	87.8	76.6	94.8
(a)	Sales to this customer were reported in both of the Metal Stamping and Mechanical OEM and Electric OEM operating segments.
(b)	Sales to this customer was reported in the Metal Stamping operating segment.